Consolidated Balance Sheets (USD $)	Jun. 30, 2012		Dec. 31, 2011
Current assets
Cash (Note 22)	$ 577,930		$ 429,583
Restricted cash (Note 3)	3,970,837	[1]	21,152,225	[1]
Accounts receivable	6,433,732		549,558
Refundable tax credits	31,791		107,199
Prepaid expenses (Note 4)	3,824,367		4,388,572
Deposits (Note 5)	906,541		89,587
Assets, Current, Total	15,745,198		26,716,724
Restricted cash (Note 3)	23,882,960		25,863,450
Prepaid expenses (Note 4)	3,247,352		2,860,000
Deposits (Note 5)	708,414		745,817
Inventory	1,929,346		691,655
Deferred charges (Note 6)	81,973		884,586
Power project development and construction costs (Note 7)	20,714,386		275,102,027
Property and equipment (Note 8)	308,190,222		47,428,356
Intangible assets (Note 9)	993,934		350,317
Goodwill (Note 9)	3,694,998		3,694,998
Deferred income tax assets	11,506,550		11,586,789
Assets, Total	390,695,333		395,924,719
Current liabilities
Accounts payable	6,340,405		17,255,192
Accrued liabilities (Note 10)	2,530,664		6,906,900
Accrued interest liabilities (Note 11)	5,869,718	[2]	1,408,935
Deferred income (Note 16)	817,954		466,219
Loans payable (Note 12)	109,681,695		103,160,985
Liabilities, Current, Total	125,240,436		129,198,231
Deferred income (Note 16)	8,499,557		8,732,667
Loans payable (Note 12)	212,505,701		214,788,140
Interest rate swap contracts (Note 13)	2,318,768		2,046,708
Asset retirement obligations	1,727,009		1,366,703
Warrants (Note 14)	1,492,148		5,664,412
Liabilities, Total	351,783,619		361,796,861
Shareholder's Equity
Share capital (Note 15)	61,537,457		58,265,706
Additional paid in capital	11,675,102		11,621,019
Share Capital Including Additional paid in capital	73,212,559		69,886,725
Accumulated other comprehensive loss	(2,867,828)		(2,595,237)
Accumulated deficit	(31,433,017)		(33,163,630)
Accumulated other comprehensive loss and Deficit	(34,300,845)		(35,758,867)
Stockholders' Equity Attributable to Parent, Total	38,911,714		34,127,858
Liabilities and Equity, Total	$ 390,695,333		$ 395,924,719

[1]	On June 30, 2012, the Company had a restricted use funds balance of $434,541 and $3,536,296, from the Kingman and Windstar projects' net cash flows from operations. These funds are restricted use funds reserved for working capital requirements and distributions, in accordance with the respective annual operating budget and credit agreement.
[2]	Accrued interest liabilities comprise of corporate bridge financing, Windstar senior secured notes, the REC promissory note and the Kingman credit agreement. The corporate bridge financing are due on maturity dates being August 31, 2012, November 14, 2012, December 2012, and January 15, 2013. The Windstar senior secured notes is due on July 31, 2012 utilizing our restricted cash and accounts receivable balances, the REC promissory note accrued interest is due on November 30, 2012, and the Kingman credit agreement in due at the beginning of July utilizing our restricted cash and accounts receivable balances.